GENERAL (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 02, 2018	Apr. 01, 2016	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 01, 2014
Business Acquisition [Line Items]
Subscription rights to purchase up to an aggregate Ordinary, Shares			6,170,386
Net Proceeds from right offering			$ 23,617
Expense related to right offering			$ 201
Purchase of interest (as a percent)			43.00%				40.00%
Redeemable non-controlling interests at acquisition date				$ 1,533
Aimetis [Member]
Business Acquisition [Line Items]
Total purchase price		$ 14,469
Cash Consideration		14,387
Fair value performance contingent payments		82
Purchase of interest (as a percent)	55.00%
Acquisition costs	$ 67	270
Performance-based contingent payments		844				$ 82
Retention amount		$ 844
Percentage of minority shareholder in put option	45.00%
ESC BAZ Ltd. [Member]
Business Acquisition [Line Items]
Total purchase price	$ 2,846
Redeemable non-controlling interests at acquisition date	$ 1,533			$ 1,533